INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule Of Loss Before Taxes
Loss (income) before taxes is comprised as follows:

	Year ended December 31,
	2016	2015	2014

Domestic (Israel)	$32,246	$20,410	$11,138
Foreign	(760)	(637)	(404)

	$31,486	$19,773	$10,734

Summary Of Deferred Tax Assets And Liabilities
Significant components of the Company and Compugen Inc. deferred tax assets are as follows:

	December 31,
	2016	2015

Operating loss carryforward	$48,663	$48,960
Research and development credit	7,921	3,993
Accrued social benefits and other	530	870
Property and equipment	(135)	(145)

Deferred tax asset before valuation allowance	56,979	53,678
Valuation allowance	(56,979)	(53,678)

Net deferred tax asset	$-	$-